Consolidated Statements Of Stockholders' Equity (Deficit) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Jul. 31, 2012	$ 67,000	$ 63,251,000	$ (62,500,000)	$ 818,000
Beginning Balance, Shares at Jul. 31, 2012	6,644,555
Issuance of common stock in a registered offering, net	43,000	4,184,000		4,227,000
Issuance of common stock in a registered offering, net, shares	4,341,615
Issuance of common stock in a private placement, net	12,000	427,000		439,000
Issuance of common stock in a private placement, net, shares	1,183,333
Share-based compensation expense - stock options		701,000		701,000
Share-based compensation expense - restricted stock		19,000		19,000
Warrants issued in connection with note payable		245,000		245,000
Stock issued for services, value	4,000	227,000		231,000
Stock issued for services, shares	400,000
Net loss			(7,671,000)	(7,671,000)
Ending Balance at Jul. 31, 2013	126,000	69,054,000	(70,171,000)	(991,000)
Ending Balance, Shares at Jul. 31, 2013	12,569,503
Issuance of common stock in a private placement, net	123,000	6,494,000		6,617,000
Issuance of common stock in a private placement, net, shares	12,082,194
Shares issued in connection with financings	4,000	(4,000)
Shares issued in connection with financings, shares	415,643
Share-based compensation expense - stock options		80,000		80,000
Share-based compensation expense - restricted stock		2,878,000		2,878,000
Shares issued in connection with severance agreements	11,000	814,000		825,000
Shares issued in connection with severance agreements, shares	1,165,000
Stock issued to investors to amend subscription agreements	2,000	283,000		285,000
Stock issued to investors to amend subscription agreements, shares	218,938
Stock issued for services, value		25,000		25,000
Stock issued for services, shares	20,000
Issuance of common stock for consulting agreements	11,000	759,000		770,000
Issuance of common stock for consulting agreements, shares	1,100,000
Issuance of common stock for the cashless exercise of warrants	1,000	(1,000)
Issuance of common stock for the cashless exercise of warrants, shares	100,662
Settlement of warrant liability		97,000		97,000
Issuance of common stock upon vesting of restricted stock units	12,000	(12,000)
Issuance of common stock upon vesting of restricted stock units, shares	1,205,000
Issuance of penalty warrants		23,000		23,000
Warrants issued for services provided		121,000		121,000
Issuance of common stock upon exercise of warrants	5,000	332,000		337,000
Issuance of common stock upon exercise of warrants, shares	518,000
Net loss			(11,050,000)	(11,050,000)
Ending Balance at Jul. 31, 2014	295,000	80,943,000	(81,221,000)	17,000
Ending Balance, Shares at Jul. 31, 2014	29,394,940
Issuance of common stock in a registered offering, net, shares	9,958,032			127,993
Net loss				(1,934,000)
Ending Balance at Oct. 31, 2014				$ 6,209,000